Submission	Apr. 07, 2025
Submission [Line Items]
Central Index Key	0001805284
Registrant Name	Rocket Companies, Inc.
Form Type	SC 14C
Submission Type	PREM14C
Fee Exhibit Type	EX-FILING FEES